Investment in Joint Ventures - Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of joint ventures [line items]
Non-current assets	¥ 7,115,626		¥ 7,029,973		$ 1,125,497
Cash and bank balances	4,788,219		5,877,647	¥ 5,753,268	757,366	$ 929,684	¥ 5,559,890
Others	16,773		23,164		2,653
Total assets	25,100,686		26,290,958	23,854,191	3,970,244
Non-current liabilities	(848,506)		(1,406,453)		(134,209)
Total liabilities	(13,485,342)		(14,458,248)	(12,280,806)	(2,133,012)
Equity	11,615,344		11,832,710	11,573,385	1,837,232		¥ 11,147,554
Investment in joint ventures	151,095		227,120	273,991	23,899
Revenue	21,265,930	$ 3,363,691	20,581,170	18,016,085
Depreciation and amortization	(573,596)	(90,728)	(494,607)	(465,209)
Interest expense	(111,792)	(17,683)	(147,293)	(126,851)
Profit/(loss) for the year, representing total comprehensive income for the year	435,099	68,821	712,710	872,217
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(95,985)	$ (15,182)	(59,422)	¥ 19,215
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Non-current assets	660,856		740,423
Cash and bank balances	179,779		160,844
Others	817,972		1,287,935
Total assets	1,658,607		2,189,202
Non-current liabilities	(362,779)		(417,759)
Others	(1,147,416)		(1,340,704)
Total liabilities	(1,510,195)		(1,758,463)
Equity	¥ 148,412		¥ 430,739
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of net assets	¥ 66,785		¥ 193,833
Unrealized profit on transactions with joint venture	(43,964)		(48,234)
Investment in joint ventures	22,821		145,599		3,610
Revenue	2,072,721		3,021,877	¥ 2,404,244
Depreciation and amortization	(52,881)		(59,406)	(26,099)
Interest expense	(51,836)		(40,709)	(29,606)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ (282,205)		¥ (88,785)	¥ 44,484
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of profit/(loss)	¥ (126,992)		¥ (39,953)	¥ 20,018
Unrealized profit on transactions with joint venture	1,139		(4,063)	8,466
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(125,853)	$ (19,907)	(44,016)	28,484
Y & C Engine Co., Ltd. [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	22,821		145,599
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(125,853)		(44,016)	28,484
Joint ventures [member]
Disclosure of joint ventures [line items]
Non-current assets	822,463		857,641		130,091
Cash and bank balances	245,493		206,173		38,830
Others	1,227,718		1,597,953		194,192
Total assets	2,295,674		2,661,767		363,113
Non-current liabilities	(376,888)		(417,759)		(59,613)
Others	(1,513,541)		(1,651,627)		(239,401)
Total liabilities	(1,890,429)		(2,069,386)		(299,014)
Equity	405,245		592,381		64,099
Investment in joint ventures	151,095		227,120		23,899
Revenue	2,697,837	426,724	3,375,542	2,586,549
Depreciation and amortization	(55,967)	(8,852)	(62,116)	(32,503)
Interest expense	(53,727)	(8,498)	(42,692)	(34,623)
Profit/(loss) for the year, representing total comprehensive income for the year	(224,868)	(35,568)	(121,459)	25,970
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(95,985)	(15,182)	(59,422)	19,215
Joint ventures [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	143,957		220,454		22,770
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(96,439)	(15,254)	(59,935)	19,712
Joint ventures [member] | Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	7,138		6,666		1,129
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	454	$ 72	513	¥ (497)
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Non-current assets	89,749		71,635
Cash and bank balances	63,609		43,056
Others	310,394		266,123
Total assets	463,752		380,814
Non-current liabilities	0
Others	(271,521)		(244,963)
Total liabilities	(271,521)		(244,963)
Equity	¥ 192,231		¥ 135,851
Proportion of the Group's ownership	50.00%	50.00%	50.00%	50.00%
Group's share of net assets	¥ 96,116		¥ 67,926
Unrealized profit on transactions with joint venture	(6,635)		(5,709)
Investment in joint ventures	89,481		62,217		$ 14,153
Revenue	467,800		307,699	¥ 178,796
Depreciation and amortization	(2,377)		(2,350)	(6,379)
Interest expense	(1,850)		(1,983)	(5,017)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ 54,526		¥ 6,421	¥ 600
Proportion of the Group's ownership	50.00%	50.00%	50.00%	50.00%
Group's share of profit/(loss)	¥ 27,263		¥ 3,211	¥ 300
Unrealized profit on transactions with joint venture	774		27	294
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	28,037	$ 4,435	3,238	594
MTU Yuchai Power Co., Ltd [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	89,481		62,217
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	28,037		3,238	¥ 594
Eberspaecher Yuchai [member]
Disclosure of joint ventures [line items]
Non-current assets	71,858		45,583
Cash and bank balances	2,105		2,273
Others	99,352		43,895
Total assets	173,315		91,751
Non-current liabilities	(14,109)
Others	(94,604)		(65,960)
Total liabilities	(108,713)		(65,960)
Equity	¥ 64,602		¥ 25,791
Proportion of the Group's ownership	49.00%	49.00%	49.00%	49.00%
Group's share of net assets	¥ 31,655		¥ 12,638
Unrealized profit on transactions with joint venture	0
Revenue	157,316		45,966	¥ 3,509
Depreciation and amortization	(709)		(360)	(25)
Interest expense	(41)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ 2,811		¥ (39,095)	¥ (19,114)
Proportion of the Group's ownership	49.00%	49.00%	49.00%	49.00%
Group's share of profit/(loss)	¥ 1,377		¥ (19,157)	¥ (9,366)
Eberspaecher Yuchai [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	31,655		12,638
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	¥ 1,377		¥ (19,157)	¥ (9,366)